                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-4656
                  --------------------------------------------

                ELLSWORTH CONVERTIBLE GROWTH AND INCOME FUND, INC.

-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               65 Madison Avenue, Morristown, New Jersey 07960-7308
-------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Thomas H. Dinsmore
                Ellsworth Convertible Growth and Income Fund, Inc.
                               65 Madison Avenue
                       Morristown, New Jersey 07960-7308
                     (Name and address of agent for service)

                                    Copy to:
                              Martha J. Hays, Esq.
                      Ballard Spahr Andrews & Ingersoll, LLP
                               1735 Market Street
                          Philadelphia, PA 19103-7599


        Registrant's telephone number, including area code: 973-631-1177

Date of fiscal year end:  September 30, 2004

Date of reporting period:  March 31, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.

Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

                              ELLSWORTH CONVERTIBLE
                             GROWTH AND INCOME FUND

                                     [LOGO]

                             2004 Semi-Annual Report
                                 March 31, 2004

                             2004 Semi-Annual Report
                                 March 31, 2004

Ellsworth Convertible Growth and Income Fund, Inc. (the "Fund") operates as a closed-end, diversified management investment company and invests primarily in convertible securities, with the objectives of providing income and the potential for capital appreciation -- which objectives the Fund considers to be relatively equal, over the long-term, due to the nature of the securities in which it invests.

                                   Highlights

Performance through 3/31/04 with dividends reinvested

                                                              3 Months  1 Year 5 Years 10 Years
Ellsworth market value (a) ...............................      3.36%   13.36%  38.43%  187.29%
Ellsworth net asset value (b) ............................      3.14    19.70   23.38   160.52
Closed-end convertible fund average (b) ..................      2.67    24.55   29.42   123.58
S&P 500 (a) ..............................................      1.69    35.12   (5.85)  201.74
Russell 2000 (a) .........................................      6.27    63.86   59.16   135.13(c)
Lehman Aggregate Bond Total Return Index (b) .............      2.66     5.40   42.17   106.89

Performance data represent past results and do not reflect future performance.

(a)From Bloomberg L.P. pricing service.
(b)From Lipper, Inc. Closed-End Fund Performance Analysis, dated March 31, 2004.
(c)Simple appreciation of index.

--------------------------------------------------------------------------------

Quarterly History of NAV and Market Price

        Net Asset Values                  Market Prices (AMEX, symbol ECF)
Qtr. Ended      High    Low     Close        High     Low     Close
----------      ----    ---     -----        ----     ---     -----
Jun. 03         $8.71   $7.95   $8.58        $8.42    $7.52   $8.31
Sep. 03          8.71    8.35    8.58         8.51     7.97    8.05
Dec. 03          8.92    8.58    8.91         8.22     7.80    8.00
Mar. 04          9.25    8.91    9.12         8.50     8.01    8.20

--------------------------------------------------------------------------------
Dividend Distributions (12 Months)

 Record         Payment                    Capital
  Date           Date           Income       Gains      Total
--------        -------         ------     -------      ------
 5/15/03        5/29/03         $0.070      $   --      $0.070
 8/14/03        8/28/03          0.070          --       0.070
10/30/03       11/26/03          0.105          --       0.105
 2/12/04        2/26/04          0.070          --       0.070
                                ------      ------      ------
                                $0.315          --      $0.315
                                ======      ======      ======

ELLSWORTH CONVERTIBLE GROWTH AND INCOME FUND

To Our Shareholders

Many economic statistics are now pointing to a significant improvement in economic activity. Job creation and consumer confidence have both improved since our last report to you, so we are looking forward to a better economic environment. However, the factors that may reduce future growth include high energy prices and increases in interest rates.

Since there has been a global increase in economic activity and a decline in the dollar, prices paid for oil have risen substantially and it is not apparent that they will decline quickly even if Iraq's oil production expands. In this environment the Fund's energy related issues have been among its best performers.

Over the past few years, the Federal Reserve Board has acted to reduce interest rates for the purpose of stimulating economic activity. As economic activity picks up, the chairman of the Federal Reserve Board, Alan Greenspan, has made it clear that interest rates are likely to rise. This would have the effect of lowering bond prices and would also have an impact on interest rate sensitive industries. During this period our investments in industries such as banking and insurance have lagged the portfolio. We believe that much of the effect of these rate rises is currently factored into equity market prices.

From Ellsworth Convertible Growth and Income Fund's founding in 1986, the Fund's strategy has been to use convertible securities as an equity alternative to reduce risk and volatility. This strategy tends to outperform in bear markets and lag in bull markets. The Fund slightly outperformed the average of its peer-group for the quarter ended March 31, 2004 but lagged the average of its peer-group for the first half of its fiscal year 2004. Our peers consist of the fourteen closed-end convertible funds in the Lipper Closed-End Performance Analysis, but only four of these remain unleveraged convertible funds with greater than 80% of their investments in convertible securities. The addition of leverage usually makes portfolios more volatile and the addition of non-convertible debt increases exposure to interest rate risk.

The results of the 2004 annual shareholders' meeting are shown in the Miscellaneous Notes section of this report. We thank you for your support. The Fund's Ten Year Lipper Performance Achievement Certificate for the ten years ended December 31, 2003 is also listed in the Miscellaneous Notes section. Additional information on the Fund is available on the Fund's website (www.ellsworthfund.com). Further, shareholders who wish to obtain a copy of the most recent report on the Fund issued by Standard and Poor's should contact us.

At its April meeting, the Fund's Board of Directors declared a dividend of 7 cents per share. The dividend consists of undistributed net investment income and will be payable on May 27, 2004 to shareholders of record on May 13, 2004.


/s/ Thomas H. Dinsmore

Thomas H. Dinsmore
Chairman of the Board

May 11, 2004

ELLSWORTH CONVERTIBLE GROWTH AND INCOME FUND
Largest Investment Holdings by underlying common stock

                                                                                              Value      % of Total
                                                                                            (Note 1)     Net Assets
                                                                                           -----------   ----------
Teva Pharmaceutical Industries Ltd. ..................................................     $ 3,191,563     2.8%
     Develops, manufactures and markets generic and branded human pharmaceuticals and active pharmaceutical ingredients.

Amerada Hess Corp. ...................................................................       3,154,000     2.8
     The Company and its subsidiaries explore for, produce, purchase, trans-
     port and sell crude oil and natural gas. The Company also manufactures, purchases, transports and markets refined petroleum products.

Washington Mutual, Inc. ..............................................................       2,660,625     2.4
     A financial services company that provides a diversified line of products and services to consumers and small to mid-sized businesses.

New York Community Bancorp, Inc. .....................................................       2,659,219     2.4
     A holding company for New York Community Bank, a thrift, that operates through divisional banks in New York and New Jersey.

Sovereign Bancorp, Inc. ..............................................................       2,475,000     2.2
     A holding company for Sovereign Bank. The Bank's primary business consists of attracting deposits from its network of banking offices, and originating commercial, consumer and residential mortgage loans, as well as automobile loans.

Church & Dwight Co., Inc. ............................................................       2,450,000     2.2
     Produces sodium bicarbonate and sodium bicarbonate-based products. The
     Company sells its products primarily under the Arm & Hammer trademark, to consumers and to industrial customers and distributors.

Lucent Technologies, Inc. ............................................................       2,280,925     2.0
     Designs, builds and delivers a wide range of public and private networks, communications systems and software, and data networking systems. The
     Company also designs, builds and delivers business telephone systems and microelectronic components.

Fifth Third Bancorp ..................................................................       2,135,571     1.9
     A diversified financial services company. The Company's principal businesses include retail banking, commercial banking, investment advisory and data processing.

The TJX Companies, Inc. ..............................................................       2,124,000     1.9
     Retails off-price apparel and home fashions. The Company currently operates
     T.J. Maxx, Marshalls, HomeGoods, A.J. Wright, Winners and T.K. Maxx stores.

The Chubb Corp. ......................................................................       2,065,500     1.8
     A holding company, offers property, and casualty insurance, which includes            -----------    ----
     personal, standard commercial and specialty commercial insurance.

                                                                                           $25,196,403    22.4%
                                                                                           ===========    ====

ELLSWORTH CONVERTIBLE GROWTH AND INCOME FUND
Major Industry Exposure

                                                          % of Total
                                                          Net Assets
                                                          ----------
Banking/Savings & Loan .................................    12.6%
Energy .................................................    10.3
Pharmaceuticals ........................................    10.2
Technology .............................................     9.8
Financial & Insurance ..................................     9.6
Telecommunications .....................................     9.1
Retail .................................................     8.4
Health Care ............................................     5.5
Automotive .............................................     3.9
Consumer Goods .........................................     3.5
                                                            ----
Total ..................................................    82.9%
                                                            ====
Major Portfolio Changes
Six months ended March 31, 2004

ADDITIONS                                                   REDUCTIONS
Amerada Hess Corp.                                          Affiliated Computer Services, Inc.

Axcelis Technologies, Inc.                                  American Electric Power Company, Inc.

Casual Male Retail Group, Inc.                              Barnes & Noble, Inc.

Chesapeake Energy Corp.                                     Bisys Group, Inc.

EMC Corp.                                                   ChevronTexaco Corp.
  (exchangeable from The Goldman Sachs Group, Inc.)           (exchangeable from Devon Energy Corp.)

Felcor Lodging Trust, Inc.                                  Graftech International, Ltd.

Fifth Third Bancorp                                         The Interpublic Group of Companies, Inc.
  (exchangeable from The Bear Stearns Cos., Inc.)
                                                            Ivax Corp.
Hewlett Packard Co., Inc.
                                                            News Corp, Inc.
International Rectifier Corp.                                 (exchangeable from News America, Inc.)

Ivax Corp.                                                  Nextel Communications, Inc.

LSI Logic Corp.                                             Raytheon Co.
  (exchangeable from Lehman Brothers Holdings, Inc.)          (exchangeable from RC Trust I)

Nortel Networks Corp.                                       School Specialty Inc.

Sovereign Bancorp, Inc.                                     Sunrise Assisted Living, Inc.
  (exchangeable from Sovereign Capital Trust IV)
                                                            Teva Pharmaceuticals Industries Ltd.
The TJX Companies, Inc.                                       (exchangeable from Teva Pharm. Finance B.V.)

Teva Pharmaceuticals Industries Ltd.                        Vishay Intertechnology, Inc.
  (exchangeable from Teva Pharm. Finance II)
                                                            XL Capital, Ltd.

ELLSWORTH CONVERTIBLE GROWTH AND INCOME FUND
Statement of Assets and Liabilities (unaudited)

                                                                                             March 31, 2004
                                                                                             --------------
Assets:
     Investments at value (cost $100,913,487) (Note 1) ....................................   $ 109,002,811
     Cash .................................................................................       1,133,914
     Receivable for securities sold .......................................................       3,764,340
     Dividends and interest receivable ....................................................         368,644
     Other assets .........................................................................          18,942
                                                                                              -------------
     Total assets .........................................................................     114,288,651
                                                                                              -------------
Liabilities:
     Payable for securities purchased .....................................................       2,074,900
     Accrued management fee (Note 2) ......................................................          10,243
     Accrued expenses .....................................................................           6,851
                                                                                              -------------
     Total liabilities ....................................................................       2,091,994
                                                                                              -------------
Net Assets ................................................................................   $ 112,196,657
                                                                                              =============
Net assets consist of:
     Undistributed net investment income ..................................................   $     562,504
     Accumulated net realized loss from investment transactions ...........................      (5,681,905)
     Unrealized appreciation on investments ...............................................       8,089,324
     Capital shares (Note 3) ..............................................................         122,981
     Additional paid-in capital ...........................................................     109,103,753
                                                                                              -------------
Net Assets ................................................................................   $ 112,196,657
                                                                                              =============
Net asset value per share ($112,196,657 / 12,298,127 outstanding shares) ..................   $        9.12
                                                                                              =============

Statement of Operations (unaudited)
Six Months Ended March 31, 2004

Investment Income (Note 1):
     Interest .............................................................................   $   1,055,556
     Dividends ............................................................................       1,090,497
                                                                                              -------------
          Total Income ....................................................................       2,146,053
                                                                                              -------------
Expenses (Note 2):
     Management fee .......................................................................         390,476
     Custodian ............................................................................           9,350
     Transfer agent .......................................................................           9,635
     Professional fees ....................................................................          54,923
     Directors' fees ......................................................................          60,300
     Reports to shareholders ..............................................................          37,344
     Treasurer's office ...................................................................          12,500
     Other ................................................................................          51,018
                                                                                              -------------
          Total Expenses ..................................................................         625,546
                                                                                              -------------
Net Investment Income .....................................................................       1,520,507
                                                                                              -------------
Realized and Unrealized Gain on Investments:
     Net realized gain from investment transactions .......................................       2,477,076
     Net unrealized appreciation of investments ...........................................       6,671,602
                                                                                              -------------
     Net gain on investments ..............................................................       9,148,678
                                                                                              -------------
     Net Increase in Net Assets Resulting from Operations .................................   $  10,669,185
                                                                                              =============


                See accompanying notes to financial statements.

ELLSWORTH CONVERTIBLE GROWTH AND INCOME FUND
Statement of Changes in Net Assets

                                                                        Six Months Endeed     Year Ended
                                                                        March 31, 2004(a)  September 30, 2003
                                                                        -----------------  ------------------
Change in net assets from operations:
     Net investment income ............................................    $  1,520,507        $ 3,375,274
     Net realized gain (loss) from investment transactions ............       2,477,076           (442,388)
     Net unrealized appreciation of investments .......................       6,671,602          8,367,818
                                                                           ------------        -----------
          Net increase in net assets resulting from operations ........      10,669,185         11,300,704
                                                                           ------------        -----------
Dividends to shareholders from:
     Net investment income ............................................      (1,959,378)        (3,143,201)
Capital share transactions (Note 3)
     Value of shares issued on reinvestment of distributions ..........         648,018            518,366
     Net proceeds from rights offering ................................      13,037,642                 --
                                                                           ------------        -----------
          Total capital share transactions ............................      13,685,660            518,366
                                                                           ------------        -----------
Change in net assets ..................................................      22,395,467          8,675,869
Net assets at beginning of period .....................................      89,801,190         81,125,321
                                                                           ------------        -----------
Net assets at end of period (including undistributed net investment
income of $562,504 and $1,001,377, respectively) ......................    $112,196,657        $89,801,190
                                                                           ============        ===========

Financial Highlights
Selected data for a share of common stock outstanding

                                             Six Months
                                                Ended                      Years Ended September 30,
                                              March 31,     -----------------------------------------------------
                                               2004(a)         2003       2002       2001       2000        1999
                                              --------       -------    -------    -------    --------    -------
Operating Performance:
Net asset value, beginning of period ........ $   8.58       $  7.81    $  8.67    $ 11.82    $  11.23    $ 11.18
                                              --------       -------    -------    -------    --------    -------
Net investment income .......................     0.12          0.32       0.34       0.47        0.42       0.33
Net realized and unrealized gain (loss) .....     0.80          0.75      (0.76)     (1.88)       1.71       1.40
                                              --------       -------    -------    -------    --------    -------
  Total from investment operations ..........     0.92          1.07      (0.42)     (1.41)       2.13       1.73
Less Distributions:
Dividends from net investment income ........    (0.18)        (0.30)     (0.44)     (0.42)      (0.35)     (0.32)
Distributions from realized gains ...........       --            --         --      (1.32)      (1.23)     (1.36)
                                              --------       -------    -------    -------    --------    -------
  Total distributions .......................    (0.18)        (0.30)     (0.44)     (1.74)      (1.58)     (1.68)
Capital Share Transactions:
Effect of rights offering ...................    (0.20)           --         --         --          --         --
Capital share repurchases ...................       --            --         --         --        0.04         --
                                              --------       -------    -------    -------    --------    -------
  Total capital share transactions ..........    (0.20)           --         --         --        0.04         --
                                              --------       -------    -------    -------    --------    -------
Net asset value, end of period .............. $   9.12       $  8.58    $  7.81    $  8.67    $  11.82    $ 11.23
                                              ========       =======    =======    =======    ========    =======
Market value, end of period ................. $   8.20       $  8.05    $  7.55    $  8.35    $   9.88    $  9.38
Total Net Asset Value Return (%)(b) .........      8.4          14.0       (5.2)     (13.3)       21.9       16.4
Total Investment Return (%)(c) ..............      4.1          10.8       (4.5)       2.2        25.7       10.4

Ratios/Supplemental Data:
Net assets, end of period (in thousands) .... $112,197       $89,801    $81,125    $88,901    $109,180    $96,040
Ratio of expenses to average net assets (%) .      1.2(d)        1.2        1.2        1.2         1.2        1.1
Ratio of net investment income to
  average net assets (%) ....................      2.9(d)        3.9        3.9        5.0         3.8        3.0
Portfolio turnover rate (%) .................       45            86         89         82          98         67

(a)  Unaudited.
(b) Assumes valuation of the Fund's shares, and reinvestment of dividends, at net asset values.
(c) Assumes valuation of the Fund's shares at market price and reinvestment of dividends at actual reinvestment price.
(d)  Annualized.


                See accompanying notes to financial statements.

ELLSWORTH CONVERTIBLE GROWTH AND INCOME FUND
Portfolio of Investments March 31, 2004 (unaudited)

 Principal                                                                                   Value
  Amount                                                                                   (Note 1)
----------                                                                                -----------
             CONVERTIBLE BONDS AND NOTES -- 49.2%

             Advertising -- 1.0%
$1,000,000   Lamar Advertising Company 2.875% 2010 cv. sub. notes (B2) ................   $ 1,076,875
                                                                                          -----------
             Aerospace and Defense -- 1.3%
 1,500,000   The Goldman Sachs Group, Inc. 1.00% 2009 exch. equity-linked notes (Aa3)
             (exch. for General Dynamics Corp. common stock)(1)........................     1,436,400
                                                                                          -----------
             Automotive -- 2.6%
 1,000,000   American Axle & Manufacturing Holdings, Inc. 2% 2024 cv. sr. notes 144A
             (Baa3)(Acquired 02/06/04 - 02/12/04; Cost $1,042,116)(1)(2)...............     1,014,375
 3,500,000   Lear Corp. 0% 2022 cv. sr. notes (Ba1) ...................................     1,865,938
                                                                                          -----------
                                                                                            2,880,313
                                                                                          -----------
             Banking/Savings and Loan -- 1.9%
 2,077,000   Bear Stearns Cos., Inc. 0.25% 2010 medium term notes (A1)
             (exch. for Fifth Third Bancorp common stock)(1)...........................     2,135,571
                                                                                          -----------
             Consumer Goods -- 2.2%
 2,000,000   Church & Dwight Co., Inc. 5.25% 2033 cv. sr. deb. (B1) ...................     2,450,000
                                                                                          -----------
             Data-Processing Services -- 1.3%
 1,500,000   Pegasus Solutions, Inc. 3.875% 2023 cv. sr. notes (NR) ...................     1,421,251
                                                                                          -----------
             Energy -- 1.4%
 1,500,000   Kerr-McGee Corp. 5.25% 2010 cv. sub. deb. (Baa3) .........................     1,616,415
                                                                                          -----------
             Entertainment -- 1.1%
 1,250,000   Citadel Broadcasting Corp. 1.875% 2011 cv. sub. notes (NR)
             (Acquired 02/11/04 - 02/25/04; Cost $1,246,250)(2)........................     1,212,500
                                                                                          -----------
             Financial and Insurance -- 0.9%
 1,000,000   Swiss Re America Holding Corp. 3.25% 2021 euro. sub. cv. bonds (Aa1)(conv.
              into Swiss Reinsurance Company common stock)
              (Acquired 11/15/01 - 12/05/01; Cost $1,007,875)(2) ......................       988,500
                                                                                          -----------
             Health Care -- 3.9%
 1,000,000   AmerisourceBergen Corp. 5% 2007 cv. sub. notes (B1) ......................     1,154,751
 1,000,000   Community Health Systems, Inc. 4.25% 2008 cv. sub. notes (B3) ............     1,103,750
 1,000,000   LifePoint Hospitals, Inc. 4.50% 2009 cv. sub. notes (B3) .................     1,042,500
   875,000   Mentor Corp. 2.75% 2024 cv. deb.(NR)
             (Acquired 12/17/03 - 01/30/04; Cost $941,250)(2) .........................     1,065,859
                                                                                          -----------
                                                                                            4,366,860
                                                                                          -----------
             Office Equipment -- 1.4%
 1,500,000   IOS Capital, LLC 5% 2007 cv. sub. notes (Ba2)(exch. for IKON Office
              Solutions, Inc. common stock)(Acquired 05/08/02 - 06/02/03;
              Cost $1,498,125) (2) ....................................................     1,641,563
                                                                                          -----------
             Pharmaceuticals -- 7.8%
 2,000,000   Amgen, Inc. 0% 2032 LYONS (A2)(1).........................................     1,501,540
 1,250,000   Gilead Sciences, Inc. 2% 2007 cv. sr. notes (NR) .........................     1,648,625
   625,000   Impax Laboratories, Inc. 1.25% 2024 cv. sr. sub. deb. (NR)
              (Acquired 03/31/04; Cost $647,500) (2) ..................................       659,375

ELLSWORTH CONVERTIBLE GROWTH AND INCOME FUND
Portfolio of Investments March 31, 2004 (continued)

 Principal                                                                                   Value
  Amount                                                                                   (Note 1)
----------                                                                                -----------
             CONVERTIBLE BONDS AND NOTES -- (continued)

             Pharmaceuticals -- (continued)
$  500,000   Ivax Corp. 4.50% 2008 cv. sr. sub. notes (NR) ............................   $   506,250
 1,250,000   Ivax Corp. 1.50% 2024 cv. sr. notes (NR)(1)(Acquired 02/27/04;
              Cost $1,256,339)(1)(2)...................................................     1,284,375
   750,000   Teva Pharmaceutical Finance B.V. 0.75% 2021 cv. sub. deb. (BBB)
             (exch. for Teva Pharmaceuticals Industries Ltd. ADR) .....................     1,109,063
 1,000,000   Teva Pharmaceutical Finance II, LLC series A 0.50% 2024 cv. sr. deb. (BBB)
             (exch. for Teva Pharmaceuticals Industries Ltd. ADR) .....................     1,033,750
 1,000,000   Teva Pharmaceutical Finance II, LLC series B 0.25% 2024 cv. sr. deb. (BBB)
             (exch. for Teva Pharmaceuticals Industries Ltd. ADR) .....................     1,048,750
                                                                                          -----------
                                                                                            8,791,728
                                                                                          -----------
             Retail -- 7.6%
 1,300,000   Dick's Sporting Goods, Inc. 1.6061% 2024 sr. cv. notes (NR)
              (Acquired 02/11/04 - 03/15/04; Cost $917,558)(2) ........................       941,688
 1,000,000   Casual Male Retail Group, Inc. 5% 2024 cv. sr. sub. notes (NR)
              (Acquired 11/13/03 - 11/25/03; Cost $1,050545)(2) .......................     1,205,000
 1,250,000   Charming Shoppes, Inc. 4.75% 2012 sr. cv. notes (B2) .....................     1,416,406
 1,500,000   Costco Wholesale Corp. 0% 2017 cv. sub. notes (A3) .......................     1,289,063
   550,000   Saks, Inc. 2% 2024 cv. sr. notes (Ba3)
              (Acquired 03/17/04 - 03/18/04; Cost $552,500)(2) ........................       586,927
   800,000   School Specialty, Inc. 6% 2008 cv. sub. notes (B+) .......................       932,256
 2,400,000   The TJX Companies, Inc. 0% 2021 LYONs (Baa1) .............................     2,124,000
                                                                                          -----------
                                                                                            8,495,340
                                                                                          -----------
             Technology -- 7.6%
 1,500,000   Axcelis Technologies, Inc. 4.25% 2007 cv. sub. notes (NR) ................     1,500,000
 1,000,000   Conexant Systems, Inc. 5.25% 2006 cv. sub. notes (NR) ....................     1,017,500
 2,379,000   Hewlett-Packard Co., Inc. 0% 2017 LYONs (Baa1) ...........................     1,356,030
 1,500,000   International Rectifier Corp. 4.25% 2007 cv. sub. notes (B2) .............     1,515,000
 1,100,000   Lehman Brothers Holdings, Inc. 6% 2005 YEELDS (A)
             (linked to LSI Logic Corp. common stock) .................................     1,086,250
 2,000,000   STMicroelectronics, N.V. 0% 2013 sr. cv. bonds (A3)
              (Acquired 07/29/03 - 11/25/03; Cost $2,095,000)(2)(3)....................     2,050,000
                                                                                          -----------
                                                                                            8,524,780
                                                                                          -----------
             Telecommunications -- 6.8%
 1,500,000   Comverse Technology, Inc. 0% 2023 ZYPS (BB-)(3) ..........................     1,815,300
 1,000,000   Level 3 Communications, Inc. 2.875% 2010 cv. sub. notes (Caa2) ...........       837,740
 1,000,000   Lucent Technologies, Inc. 2.75% 2023 series A cv. sr. deb. (Caa1) ........     1,494,290
   500,000   Lucent Technologies, Inc. 2.75% 2025 series B cv. sr. deb. (Caa1) ........       786,635
   500,000   NII Holdings, Inc. 2.875% 2034 cv. sr. notes (NR)
              (Acquired 01/27/04; Cost $510,313)(2)....................................       525,625
 1,250,000   Nortel Networks Corp. 4.25% 2008 cv. sr. notes (B3) ......................     1,278,906
   750,000   Tekelec, Inc. 2.25% 2008 cv. sub. discount notes (NR) ....................       887,813
                                                                                          -----------
                                                                                            7,626,309
                                                                                          -----------
             Transportation -- 0.4%
   500,000   ExpressJet Holdings, Inc. 4.25% 2023 cv. notes (NR) ......................       514,796
                                                                                          -----------

             TOTAL CONVERTIBLE BONDS AND NOTES ........................................    55,179,201
                                                                                          -----------
  Shares
----------
             CONVERTIBLE PREFERRED STOCKS -- 23.2%
             Automotive -- 1.4%
    50,000   General Motors Corp. 6.25% series C cv. sr. deb. (Baa1) ..................     1,521,875
                                                                                          -----------

ELLSWORTH CONVERTIBLE GROWTH AND INCOME FUND
Portfolio of Investments March 31, 2004 (continued)

                                                                                       Value
 Shares                                                                               (Note 1)
-------                                                                             -----------
          CONVERTIBLE PREFERRED STOCKS -- (continued)

          Banking/Savings and Loan -- 9.6%
 20,000   Commerce Capital Trust II 5.95% cv. trust pfd. (Baa1)
          (exch. for Commerce Bancorp, Inc. common stock) .......................   $ 1,388,751
 40,000   National Australia Bank Ltd. 7.875% exch. capital units (NR) ..........     1,572,000
 30,000   New York Community Bancorp, Inc. 6% BONUSES units (Baa2) ..............     2,659,219
 50,000   Sovereign Capital Trust IV 4.375% PIERS (Ba1)
          (exch. for Sovereign Bancorp, Inc. common stock)(1)....................     2,475,000
 45,000   Washington Mutual Capital Trust PIERS units (Baa1)
          (exch. for Washington Mutual, Inc. common stock) ......................     2,660,625
                                                                                    -----------
                                                                                     10,755,595
                                                                                    -----------
          Energy -- 2.9%
 12,500   Chesapeake Energy Corp. 6% cum. cv. pfd. (B3) .........................       926,563
  1,000   Chesapeake Energy Corp. 4.125% cum. cv. pfd. (B3)
           (Acquired 03/24/04; Cost $1,000,000)(2) ..............................     1,036,250
 20,000   The Williams Cos., Inc. 5.50% 2033 jr. sub. cv. deb. (Baa1) ...........     1,292,500
                                                                                    -----------
                                                                                      3,255,313
                                                                                    -----------
          Entertainment -- 2.2%
 22,500   Emmis Communications Corp. 6.25% series A cum. cv. pfd. (Caa1) ........     1,095,469
  1,250   Radio One, Inc. 6.50% HIGH TIDES (B3) .................................     1,336,484
                                                                                    -----------
                                                                                      2,431,953
                                                                                    -----------
          Financial and Insurance -- 3.3%
 30,000   Reinsurance Group of America, Inc. 5.75% PIERS (Baa2) .................     1,770,000
 80,000   Travelers Property Casualty Corp. 4.50% 2032 cv. jr. sub. notes (A3) ..     1,945,000
                                                                                    -----------
                                                                                      3,715,000
                                                                                    -----------
          Health Care -- 1.6%
 28,000   Omnicare Capital Trust I 4% PIERS (Ba3)
          (exch. for Omnicare, Inc. common stock)(1).............................     1,834,000
                                                                                    -----------

          Mining -- 0.9%
  1,000   Freeport-McMoRan Copper and Gold, Inc. 5.50% cv. perpetual pfd. (CCC) .     1,021,250
                                                                                    -----------

          Real Estate -- 1.3%
 60,000   Felcor Lodging Trust, Inc. 7.80% cum. cv. pfd. (B3) ...................     1,437,000
                                                                                    -----------

          TOTAL CONVERTIBLE PREFERRED STOCKS ....................................    25,971,986
                                                                                    -----------

          MANDATORY CONVERTIBLE SECURITIES -- 22.6% Note 1(e)

          Aerospace and Defense -- 1.4%
 15,000   Northrop Grumman Corp. 7.25% equity units (NR)(1)......................     1,550,700
                                                                                    -----------

          Banking/Savings and Loan -- 1.1%
  5,000   State Street Corp. 6.75% treasury backed ACES (NR) ....................     1,233,906
                                                                                    -----------

          Consumer Goods -- 1.4%
 50,000   Constellation Brands, Inc. dep. shs. representing 5.75%
          series A mandatory cv. pfd. (B) .......................................     1,532,500
                                                                                    -----------

ELLSWORTH CONVERTIBLE GROWTH AND INCOME FUND
Portfolio of Investments March 31, 2004 (continued)

                                                                                       Value
 Shares                                                                               (Note 1)
-------                                                                             -----------
          MANDATORY CONVERTIBLE SECURITIES--(continued)

          Energy -- 5.9%
 50,000   Amerada Hess Corp.7% mandatory cv. pfd. ACES (Ba3) ....................   $ 3,154,000
 30,000   Kerr-McGee Corp. 5.50% 2004 DECS (Baa3)
          (exch. for Devon Energy Corp. common stock) ...........................     1,500,000
 25,000   Teekay Shipping Corp. 7.25% PEPS units (BB-) ..........................     1,050,000
 30,000   Valero Energy Corp. 2% mandatory cv. pfd. (BB+) .......................       933,840
                                                                                    -----------
                                                                                      6,637,840
                                                                                    -----------
          Financial and Insurance -- 5.4%
 27,800   Capital One Financial Corp. 6.25% Upper DECS (Baa3)(1).................     1,515,100
 72,000   The Chubb Corp. 7% equity units (A2)(1)................................     2,065,500
 40,000   Platinum Underwriters Holdings, Ltd. 7% equity security units (NR)(1)..     1,300,000
 45,000   XL Capital, Ltd. 6.5% equity security units (A2) ......................     1,153,125
                                                                                    -----------
                                                                                      6,033,725
                                                                                    -----------
          Paper and Paper Products -- 1.0%
 20,000   Temple-Inland, Inc. 7.50% Upper DECS (Baa3)(1).........................     1,144,000
                                                                                    -----------

          Pharmaceuticals -- 1.5%
 31,500   Baxter International, Inc. 7% equity units (A3)(1).....................     1,704,150
                                                                                    -----------

          Retail -- 0.8%
 18,580   Toys "R" Us, Inc. 6.25% equity securities units * (Ba2) ...............       889,610
                                                                                    -----------

          Technology -- 2.2%
105,550   The Goldman Sachs Group, Inc. 7.50% mandatory exchangeable notes (Aa3)
          (exch. for EMC Corp. common stock) ....................................     1,475,325
 36,395   The Goldman Sachs Group, Inc. 5.625% mandatory exchangeable notes (Aa3)
          (exch. for Intel Corp. common stock) ..................................       985,868
                                                                                    -----------
                                                                                      2,461,193
                                                                                    -----------
          Telecommunications -- 0.9%
 27,700   The Goldman Sachs Group, Inc. 7.30% mandatory exchangeable notes (Aa3)
          (exch. for Verizon Communications, Inc. common stock) ................     1,004,956
                                                                                    -----------

          Utilities -- 1.0%
 45,000   DTE Energy Co. 8.75% equity security units (BBB)(1)....................     1,163,250
                                                                                    -----------

          TOTAL MANDATORY CONVERTIBLE SECURITIES Note 1(e) ......................    25,355,830
                                                                                    -----------

          COMMON STOCKS -- 2.2%

          Pharmaceuticals -- 0.8%
 18,300   Johnson & Johnson common stock ........................................       928,176
                                                                                    -----------

          Telecommunications -- 1.4%
 40,000   SBC Communications, Inc. common stock .................................       981,600
 20,000   UTStarcom, Inc. common stock (3).......................................       575,000
                                                                                    -----------
                                                                                      1,556,600
                                                                                    -----------

          TOTAL COMMON STOCKS ...................................................     2,484,776
                                                                                    -----------

ELLSWORTH CONVERTIBLE GROWTH AND INCOME FUND
Portfolio of Investments March 31, 2004 (continued)

 Principal                                                                             Value
  Amount                                                                             (Note 1)
----------                                                                         ------------
          SHORT-TERM SECURITIES -- 0.0%

$11,000   U.S. Treasury notes 3.375% 04/30/04 (Aaa)(4)...........................  $     11,024
                                                                                   ------------
          Total Investments -- 97.2% ............................................   109,002,811

          Other assets and liabilities, net -- 2.8% .............................     3,193,846
                                                                                   ------------
          Total Net Assets -- 100.0% ............................................  $112,196,657
                                                                                   ============

(1)Contingent payment debt instrument which accrues contingent interest income. See Note 1(b).
(2)Security not registered under the Securities Act of 1933, as amended
   (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund generally has no rights to demand registration of these securities. The aggregate market value of these securities at March 31, 2004 was $14,212,037, which represented 12.7% of the Fund's net assets.
(3)Non-income producing security.
(4)Collateral for a letter of credit.

ACES          Automatic Convertible Equity Securities.        LYONs   Liquid Yield Option Notes.
ADR           American Depositary Receipts.                   PEPS    Premium Equity Particpating Securities.
BONUSES       Bifurcated Option Note Unit Securities.         PIERS   Preferred Income Equity Redeemable Securities.
DECS          Debt Exchangeable for Common Stock.             YEELDS  Yield Enhanced Equity Linked Debt Securities.
HIGH TIDES    Remarketable Term Income Deferrable             ZYPS    Zero Yield Puttable Securities.
                Equity Securities.

Ratings in parentheses by Moody's Investors Service, Inc. or Standard & Poor's, a division of McGraw-Hill Companies. NR is used whenever a rating is unavailable.

The cost of investments for federal income tax purposes is $100,913,487 resulting in gross unrealized appreciation and depreciation of $9,507,917 and $1,418,593, respectively, or net unrealized depreciation of $8,089,324 on a tax cost basis.

The Fund invests primarily in convertible securities. Some convertible securities the Fund invests in may be "restricted securities." Typically, securities are considered "restricted securities" when they are not registered under the Securities Act of 1933, as amended (the "Securities Act") and may be resold only pursuant to an exemption from registration under the Securities Act.

                See accompanying notes to financial statements.

Notes to Financial Statements (unaudited)

1. Significant Accounting Policies
Ellsworth Convertible Growth and Income Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, closed-end management investment company. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements:

(a) Security Valuation
Investments in securities traded on a national securities exchange are valued at market using the last reported sales price as of the close of regular trading. Securities traded in the over-the-counter market and listed securities for which no sales were reported are valued at the mean between closing reported bid and asked prices as of the close of regular trading. Securities for which quotations are not readily available, restricted securities and other assets are valued at fair value as determined in good faith by management with the approval of the Board of Directors. Short-term debt securities with initial maturities of 60 days or less are valued at amortized cost.

ELLSWORTH CONVERTIBLE GROWTH AND INCOME FUND
Notes to Financial Statements (continued)

(b) Securities Transactions and Related Investment Income
Security transactions are accounted for on the trade date (date the order to buy or sell is executed) with gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis, including accretion of discounts and amortization of non-equity premium. For certain securities, known as "contingent payment debt instruments," Federal tax regulations require the Fund to record non-cash, "contingent" interest income in addition to interest income actually received. Contingent interest income amounted to 2 cents per share for the six months ended March 31, 2004.

(c) Federal Income Taxes
It is the policy of the Fund to distribute substantially all of its taxable income within the prescribed time and to otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income or excise taxes is believed necessary. At September 30, 2003, the net capital loss carryforward of the Fund which may be used to offset possible future net realized gains was approximately $7,719,727, and expires in 2009, 2010 and 2011.

(d) Dividends and Distributions to Shareholders
The liability for dividends and distributions payable is recorded on the ex-dividend date.

(e) Market Risk
It is the Fund's policy, under normal circumstances, to invest at least 80% of its assets in convertible securities. Although convertible securities do derive part of their value from that of the securities into which they are convertible, they are not considered derivative financial instruments. However, certain of the Fund's investments include features which render them more sensitive to price changes in their underlying securities. Thus they expose the Fund to greater downside risk than traditional convertible securities, but still less than that of the underlying common stock. At March 31, 2004, the market value of those securities was $25,355,830, representing 22.6% of net assets.

2. Management Fee and Other Transactions with Affiliates
The management fee is paid to the investment adviser, Davis-Dinsmore Management Company (the "Adviser"). The contract provides for payment of a monthly advisory fee, computed at an annual rate of 3/4 of 1% of the first $100,000,000 and 1/2 of 1% of the excess over $100,000,000 of the Fund's net asset value in such month.

The Adviser invests the Fund's assets, furnishes office equipment and facilities, and pays the salaries of all executive officers of the Fund, except that the costs associated with personnel and certain non-personnel expenses of the office of the Treasurer up to a maximum of $25,000 a year are reimbursed by the Fund. Such reimbursements amounted to $12,500 for the six months ended March 31, 2004. The officers of the Fund are also directors, officers or employees of the Adviser, and are compensated by the Adviser.

3. Portfolio Activity
At March 31, 2004 there were 12,298,127 shares of $.01 par value common stock outstanding (20,000,000 shares authorized). During the six months ended March 31, 2004, 81,307 shares were issued in connection with reinvestment of dividends from net investment income, resulting in an increase in paid-in capital of $648,018.

On November 19, 2003, the Fund completed a rights offering of Common Stock to its stockholders at the rate of one common share for each 6 rights held by stockholders of record on October 14, 2003. The rights offering was fully subscribed, resulting in the issuance of 1,754,826 common shares at a price of $7.53, and proceeds of $13,213,840 to the Fund prior to the deduction of estimated expenses of $176,198. The net asset value per share of the Fund's Common Stock was reduced by approximately $0.20 per share as a result of the issuance.

Purchases and sales of investments, exclusive of corporate short-term notes, aggregated $58,014,301 and $45,778,318, respectively, for the six months ended March 31, 2004.

A distribution of $0.07 per share from net investment income was declared on April 19, 2004, payable May 27, 2004 to shareholders of record at the close of business May 13, 2004.

ELLSWORTH CONVERTIBLE GROWTH AND INCOME FUND
Miscellaneous Notes

Results of the 2004 Annual Shareholders Meeting
The results of the shareholder vote at the Annual Meeting of Shareholders held on February 14, 2004, were:

1. All directors nominated by management were elected for terms expiring in 2007.

                                  Shares voted for     Shares withheld
                                  ----------------     ---------------
     Gordon F. Ahalt                 11,410,469            340,570
     Elizabeth C. Bogan, Ph.D.       11,402,827            348,212
     Nicolas W. Platt                11,420,426            330,613

2. The Audit Committee's appointment of PricewaterhouseCoopers LLP as independent accountants was ratified with 11,402,144 shares voted for, 126,811 shares voted against and 222,084 shares abstaining.

3. The proposal to amend the Articles of Incorporation that would give shareholders the right to tender their shares during the current fiscal year did not pass, as 1,591,784 shares voted for, 3,733,521 shares voted against, 331,834 shares abstained, and 6,093,900 shares were broker non-votes.

--------------------------------------------------------------------------------

Visit us on the Internet at www.ellsworthfund.com. The site provides information about the Fund including daily net asset values (NAV), historical dividends and press releases, as well as information about Davis-Dinsmore Management Company, the Fund's adviser. In addition you can send email to us at info@ellsworthfund.com.

--------------------------------------------------------------------------------

The Fund is a member of the Closed-End Fund Association (CEFA). The group's website address is www.cefa.com. CEFA is solely responsible for the content of its website.

--------------------------------------------------------------------------------

The Fund's Proxy Voting Guidelines (the "Guidelines") are available without charge, by calling the Fund collect at (973) 631-1177. The Guidelines are also posted on the Fund's website at http://www.ellsworthfund.com and are available on the SEC's website at http://www.sec.gov.

--------------------------------------------------------------------------------

Pursuant to Section 23 of the Investment Company Act of 1940, notice is hereby given that the Fund may in the future purchase shares of its own common stock from time to time, at such times, and in such amounts, as may be deemed advantageous to the Fund. Nothing herein shall be considered a commitment to purchase such shares.

--------------------------------------------------------------------------------

The Fund received a Performance Achievement Certificate from Lipper, Inc. for the 10 year period ended December 31, 2003. Lipper, Inc. awarded this Certificate to the Fund after determining that the Fund outperformed the other closed-end convertible funds followed by Lipper, Inc. during such ten year period. Past performance does not guarantee future results.

[LIPPER LOGO] (C) 2004 REUTERS. All rights reserved. Any copying, republication or redistribution of Lipper Content is expressly prohibited without the prior written consent of Lipper.

Board of Directors
GORDON F. AHALT                 Retired Petroleum Consultant
WILLIAM A. BENTON               Retired Stock Exchange Specialist
ELIZABETH C. BOGAN, PH.D.       Senior Lecturer in Economics at Princeton University
THOMAS H. DINSMORE, C.F.A.      Chairman of the Board of the Fund
DONALD M. HALSTED, JR.          Retired Business Executive
GEORGE R. LIEBERMAN             Retired Advertising Executive
DUNCAN O. MCKEE                 Retired Attorney
JANE D. O'KEEFFE                President of the Fund
NICOLAS W. PLATT                Public Relations Executive

Officers
THOMAS H. DINSMORE              Chief Executive Officer
JANE D. O'KEEFFE                President
GARY I. LEVINE                  Executive Vice President, Chief Financial Officer and Secretary
H. TUCKER LAKE, JR.             Vice President
GERMAINE M. ORTIZ               Vice President
MERCEDES A. PIERRE              Vice President and Assistant Treasurer
JOSHUA P. LAKE                  Treasurer and Assistant Secretary
JESSICA K. LAKE                 Assistant Vice President
JOANN VENEZIA                   Assistant Vice President

-----------------------------------------------------------------------------------------------

Internet
www.ellsworthfund.com
email: info@ellsworthfund.com

Investment Adviser
Davis-Dinsmore Management Company
65 Madison Avenue, Morristown, NJ 07960-7308
(973) 631-1177

Shareholder Services and Transfer Agent
American Stock Transfer & Trust Company
59 Maiden Lane
New York, NY 10038
(800) 937-5449
www.amstock.com

Common Stock Listing
American Stock Exchange Symbol: ECF

               ELLSWORTH CONVERTIBLE GROWTH AND INCOME FUND, INC.
                          65 MADISON AVENUE, SUITE 550
                          MORRISTOWN, NEW JERSEY 07960
                             www.ellsworthfund.com


                         [AMERICAN STOCK EXCHANGE LOGO]


                        [LOGO] Printed on recycled paper

ITEM 2. CODE OF ETHICS.

Not applicable to this semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this semi-annual report.

ITEM 6. SCHEDULE OF INVESTMENTS.

The Schedule of Investments in securities of unaffiliated issuers is included as part of the report to shareholders, filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this semi-annual report.

ITEM 8. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

There were no purchases made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to
Section 12 of the Exchange Act(15 U.S.C. 781).

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant adopted Shareholder Communication Procedures (the "Procedures") effective April 19, 2004. The Procedures are intended to set forth the process by which shareholders of the registrant may send communications to the Board. If a shareholder sends a recommendation of a nominee to the Board or to an individual director, such communication would be covered by the Procedures. Shareholder proposals submitted pursuant to Rule 14a-8 under the Securities Exchange Act of 1934, as amended (the "1934 Act"), and communications made in connection with such proposals are not subject to the Procedures. The Registrant's Bylaws also contain provisions requiring a shareholder to provide advance notice of his or her intention to nominate, at the Registrant's annual meeting of shareholders, an individual for election as director.

Pursuant to the Procedures, shareholders should send their communications to the Shareholder Relations Group. Communications may be sent by regular mail or delivery service to the following address: 65 Madison Avenue, Suite 550, Morristown, NJ 07960. E mail communications may be sent to: info@ellsworthfund.com. All shareholder communications received by the Shareholder Relations Group shall be promptly forwarded to the individual director of the registrant to whom they were addressed or to the full Board, as applicable. Copies of all such shareholder communications will also be distributed to the Chairs of each of the registrant's Audit Committee, and Nominating and Administration Committee, and to counsel for the registrant and for the independent directors. Counsel for the registrant and for the independent directors, upon receipt of its copy of a shareholder communication, shall work with such Chairs and counsel for the independent directors to determine whether such shareholder communication should be distributed to any directors to whom it was not sent and whether and in what manner the directors should respond to such shareholder communication. Responses, if any, to shareholder communications shall be coordinated by counsel for the registrant and for the independent directors, working with the Chairs.

ITEM 10. CONTROLS AND PROCEDURES

Conclusions of principal officers concerning controls and procedures

(a) As of May 14, 2004, an evaluation was performed under the supervision and with the participation of the officers of Ellsworth Convertible Growth and Income Fund, Inc. (the "Registrant"), including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of May 14, 2004, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
(17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1) The code of ethics disclosure required by Item 2 is not applicable to this semi-annual report.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as Exhibit 99.906CERT.

(a)(3) There were no written solicitations to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 during the period covered by the report.

(b) Certifications of the principal executive officer and the principal financial officer, as required by Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

  Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ellsworth Convertible Growth and Income Fund, Inc.

By: /s/Thomas H. Dinsmore
    Thomas H. Dinsmore
    Chairman of the Board and
    Chief Executive Officer
    (Principal Executive Officer)

Date: May 27, 2004

  Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Thomas H. Dinsmore
    Thomas H. Dinsmore
    Chairman of the Board and
    Chief Executive Officer
    (Principal Executive Officer)

Date: May 27, 2004

By: /s/Gary I. Levine
    Gary I. Levine
    Chief Financial Officer
    (Principal Financial Officer)

Date: May 27, 2004